Note F - Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]
Note F - Income Taxes

The components of income before income taxes are:

	2011	2010	2009
United States	$37,329	$34,593	$25,213
Foreign countries	5,356	3,740	2,042
	$42,685	$38,333	$27,255

The components of income tax expense are:

	2011	2010	2009
Current expense:
Federal	$10,037	$6,369	$4,975
Foreign	1,576	1,064	734
State and local	761	771	644
	12,374	8,204	6,353
Deferred expense (benefit):
Federal	1,429	4,138	2,961
Foreign	(101)	(42)	(142)
State and local	179	70	(186)
	1,507	4,166	2,633
Income tax expense	$13,881	$12,370	$8,986

The reconciliation between income tax expense and the amount computed by applying the statutory federal income tax rate of 35% to income before income taxes is:

	2011	2010	2009
Income taxes at statutory rate	$14,940	$13,417	$9,539
State and local income taxes, net of federal tax benefit	611	547	298
Tax credits	(375)	(350)	(300)
Domestic production activities	(811)	(599)	(216)
Lower foreign taxes differential	(399)	(287)	(261)
Other	(85)	(358)	(74)
	$13,881	$12,370	$8,986

Deferred tax assets and liabilities consist of:

	2011	2010	2009
Deferred tax assets:
Inventories	$49	$-	$806
Accrued liabilities	2,506	2,237	1,775
Postretirement health benefits obligation	8,060	7,849	7,793
Pension	873	-	305
Other	1,634	1,834	1,745
	13,122	11,920	12,424

Deferred tax liabilities:
Inventories	-	391	-
Depreciation and amortization	13,419	11,524	9,579
Pension	-	2,001	-
	13,419	13,916	9,579
Net deferred tax assets (liabilities)	$(297)	$(1,996)	$2,845

The Company made income tax payments of $10.3 million, $8.1 million and $6.1 million in 2011, 2010 and 2009, respectively.

At December 31, 2011, total unrecognized tax benefits were $1.4 million.  Of the total, $451,000 of unrecognized tax benefits, if ultimately recognized, would reduce the Company’s annual effective tax rate.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2010	2009
Balance at beginning of year	$1,298	$1,461	$870
Additions based on tax positions related to the current year	132	106	110
Additions for tax positions of prior years	117	149	665
Reductions due to lapse of applicable statute of limitations	(124)	(157)	(184)
Settlements	-	(261)	-
Balance at end of year	$1,423	$1,298	$1,461

The Company is subject to income taxes in the U.S. federal and various state, local and foreign jurisdictions. Income tax regulations within each jurisdiction are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for the years before 2008.

The Company is currently under examination by the Canadian Revenue Agency for tax years ending 2004 – 2006.  Management has filed a Competent Authority relief request with both U.S. and Canadian tax authorities to eliminate a double tax treatment dispute.  Under the most recent U.S. - Canadian tax protocol, Competent Authority assessments should achieve symmetry under binding arbitration.  Any adjustment resulting from Competent Authority resolution of the examination will not have a material impact on the consolidated financial position of the Company.  Management anticipates this examination will be resolved within the next 12 months.

The Company is currently under examination by the Internal Revenue Service for its tax year ending December 31, 2009.  Any adjustment from this examination is not expected to have a material impact on the consolidated financial position of the Company.  Management anticipates this examination will be resolved within the next 12 months.

The statutes of limitations in taxing jurisdictions expire in varying periods.  The Company has an unrecognized tax benefit of $54,000 which will be recognized if the relevant statutes of limitations expire in the next 12 months without the relevant taxing authority examining the applicable returns.

The Company has not provided an estimate for any U.S. or additional foreign taxes on undistributed earnings of foreign subsidiaries that might be payable if these earnings were repatriated since the Company considers these amounts to be permanently invested.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense for all periods presented.  The Company accrued approximately $361,000 and $310,000 for the payment of interest and penalties at December 31, 2011 and 2010, respectively.